Net Loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net Loss per Common Share
Net loss attributable to common stockholders, basic and diluted	$ (2,975,846)	$ (7,821,756)	$ (7,846,048)	$ (11,875,682)
Weighted-average number of shares used in computing net loss per share attributable to common stockholders, basic and diluted	20,292,624	15,301,396	20,134,340	11,538,013
Net loss per share attributable to common stockholders, basic and diluted	$ (0.15)	$ (0.51)	$ (0.39)	$ (1.03)